PGIM Target Date 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 50.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	117,513	$1,474,786
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	261,566	10,946,546
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	211,573	1,840,683
		14,262,015
Fixed Income — 20.4%
PGIM Core Conservative Bond Fund (Class R6)	98,570	850,663
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	165,624	1,119,616
PGIM TIPS Fund (Class R6)	151,358	1,278,979
PGIM Total Return Bond Fund (Class R6)	212,734	2,552,813
		5,802,071
International Equity — 29.4%
PGIM Global Real Estate Fund (Class R6)	72,954	1,429,901
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	140,391	1,711,371
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	350,722	5,208,219
		8,349,491

Total Long-Term Investments (cost $25,187,486)		28,413,577

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $57,875)	57,875	57,875

TOTAL INVESTMENTS 100.1% (cost $25,245,361)(wa)		28,471,452
Liabilities in excess of other assets (0.1)%		(35,109)

Net Assets 100.0%		$28,436,343

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2045 Fund